CERTPAC

06061690

1-15897

NYSE Regulation

VIA FACSIMILE AND U.S. MAIL

December 15, 2006

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

DEC 15 2006

Re: iShares Trust--Original Listing:
iShares Russell MidCap Index Fund
iShares Russell MidCap Value Index Fund
iShares Russell MidCap Growth Index Fund
iShares Cohen & Steers Realty Majors Fund

Dear Mr. Johnson:

Please be advised that NYSE Arca Equities, Inc. has received (on December 7, 2006) an application from the above-referenced issuer and has approved the above-referenced securities for listing on NYSE Arca, Inc. ("Exchange"). The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

PROCESSED
DEC 18 2006
THOMSON
FINANCIAL

Enclosure

cc: Ms. Deepa A. Damre, Principal/Counsel, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105 (w/o enclosure)

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